S000027194 [Member] Investment Strategy - S000027194 [Member]	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in a diversified portfolio of domestic debt securities of investment grade quality. Debt securities may be issued by governments, companies or special purpose entities and may include notes, bonds, debentures and commercial paper.
The Fund may invest in mortgage- and other asset-backed securities.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction. The Fund may invest in floating rate debt securities, which have interest rates that adjust or “float” periodically.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest up to 20% of total assets in dollar-denominated foreign debt securities.
Under normal circumstances, the Fund’s dollar weighted average effective maturity will be two years or less, and its duration will be one year or less.